Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Accounts receivable from third-party customers	$ 1,916,840	$ 5,164,380
Less: allowance for doubtful accounts	(23,982)	(128,106)
Total accounts receivable from third-party customers, net	1,916,840	5,164,380
Add: accounts receivable - related parties	559,465	244,764
Total accounts receivable, net	$ 2,476,305	$ 5,409,144